CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues:
Net revenues	$ 2,108,327	$ 1,583,884	$ 1,030,936
Costs of revenues
Costs of revenues	452,040	414,137	354,696
Gross profit	1,656,287	1,169,747	676,240
Operating expenses:
Sales and marketing	699,962	408,856	247,068
Product development	345,942	267,392	216,228
General and administrative	120,184	104,923	99,474
Goodwill and acquired intangibles impairment (Note 6)	23,245		40,194
Total operating expenses	1,189,333	781,171	602,964
Income from operations	466,954	388,576	73,276
Interest and other income, net	69,355	42,696	26,213
Change in fair value of option liability (Note 4)			(28,456)
Income (loss) from equity method investments, net	1,120	(16,070)	(11,766)
Realized gain on investments	2,729	132,007	289,693
Fair value changes through earnings on investments, net (Note 4)	96,533
Investment related impairment	(81,281)	(122,970)	(44,433)
Income before income tax expense	555,410	424,239	304,527
Income tax expense (Note 11)	(129,084)	(74,676)	(27,219)
Net income	426,326	349,563	277,308
Less: Net income attributable to the non-controlling interests	300,764	192,994	52,221
Net income attributable to SINA's ordinary shareholders	125,562	156,569	225,087
Net income	426,326	349,563	277,308
Available-for-sale investments:
Change in unrealized gain (net of tax of nil, nil, and nil for 2016, 2017 and 2018, respectively)		55,575	11,845
Less: reclassification adjustment for net gain included in net income (net of tax of nil, nil, and nil for 2016, 2017 and 2018, respectively)		91,182	92,640
Net change in unrealized loss, net of tax		(35,607)	(80,795)
Currency translation adjustments	(119,647)	87,258	(72,399)
Total other comprehensive income (loss)	(119,647)	51,651	(153,194)
Total comprehensive income	306,679	401,214	124,114
Less: Comprehensive income attributable to non-controlling interests	266,326	214,354	43,536
Comprehensive income attributable to SINA's ordinary shareholders	$ 40,353	$ 186,860	$ 80,578
Basic net income per share (in dollars per share)	$ 1.79	$ 2.20	$ 3.20
Shares used in computing basic net income per share (in shares)	70,296	71,284	70,301
Diluted net income per share (in dollars per share)	$ 1.70	$ 2.09	$ 3.01
Shares used in computing diluted net income per share (in shares)	72,375	73,931	77,511
Advertising
Net revenues:
Net revenues	$ 1,789,285	$ 1,311,866	$ 871,187
Costs of revenues
Costs of revenues	341,153	325,494	288,044
Advertising | Third parties
Net revenues:
Net revenues	1,505,690	1,131,500	732,724
Advertising | Related Parties
Net revenues:
Net revenues	283,595	180,366	138,463
Non-advertising
Net revenues:
Net revenues	319,042	272,018	159,749
Costs of revenues
Costs of revenues	$ 110,887	$ 88,643	$ 66,652